Real Estate Activity Disposals- Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Proceeds from delayed tax exempt exchange	$ 28,900,000		$ 35,400,000
Property revenues:
Total revenues	368,847,000		329,626,000		301,707,000
Property expenses:
Depreciation	113,961,000		107,236,000		100,137,000
Amortization	3,043,000		4,540,000		2,856,000
Income from discontinued operations before net gain (loss) on disposition of discontinued operations	(33,626,000)		(38,375,000)		(37,333,000)
Asset dispositions, discontinued operations, all properties
Sales price	270,600,000
Discontinued operations
Property revenues:
Minimum rent	39,739,000		49,411,000		51,261,000
Tenant recoveries	8,773,000		7,905,000		7,759,000
Other revenue	4,836,000		6,620,000		6,282,000
Total revenues	53,348,000		63,936,000		65,302,000
Property expenses:
Property operating and administrative expense	19,722,000		25,561,000		27,969,000
Depreciation	12,962,000		20,553,000		21,966,000
Amortization	3,414,000		4,018,000		6,075,000
Impairment	3,251,000		0		0
Total operating expenses	39,349,000		50,132,000		56,010,000
Interest income (expense), net	112,000		(927,000)		(1,155,000)
Debt cost amortization	0		(20,000)		(27,000)
Income from discontinued operations before net gain (loss) on disposition of discontinued operations	14,111,000		12,857,000		8,110,000
Net gain (loss) on disposition of discontinued operations, net of income taxes	22,729,000		23,733,000		(258,000)
Noncontrolling interest in CRLP from discontinued operations	(2,770,000)		(2,882,000)		(749,000)
Noncontrolling interest to limited partners	0		0		(4,000)
Income from discontinued operations attributable to parent company	34,070,000		33,708,000		7,099,000
Multifamily | Autumn Hill (Charlottesville, VA)
Total units	425	[1]
Effective disposal date	Dec. 20, 2012
Sales price	32,000,000
Multifamily | Colonial Village at Canyon Hills (Austin, TX)
Total units	229	[1]
Effective disposal date	Dec. 20, 2012
Sales price	16,900,000
Multifamily | Colonial Village at Highland Hills (Raleigh, NC)
Total units	250	[1]
Effective disposal date	Dec. 20, 2012
Sales price	17,800,000
Multifamily | Heatherwood (Charlotte, NC)
Total units	476	[1]
Effective disposal date	Dec. 20, 2012
Sales price	28,800,000
Multifamily | Brookfield (Dallas/Ft. Worth, TX)
Total units			232	[1]
Effective disposal date			Sep. 27, 2011
Sales price			9,500,000
Multifamily | Colonial Grand at McGinnis Ferry (Atlanta, GA)
Total units			434	[1]
Effective disposal date			Sep. 27, 2011
Sales price			39,000,000
Multifamily | Colonial Grand at Sugarloaf (Atlanta, GA)
Total units			250	[1]
Effective disposal date			Sep. 27, 2011
Sales price			22,500,000
Multifamily | Colonial Village at Meadow Creek (Charlotte, NC)
Total units			250	[1]
Effective disposal date			Sep. 27, 2011
Sales price			13,600,000
Multifamily | Paces Cove (Dallas/Ft. Worth, TX)
Total units			328	[1]
Effective disposal date			Sep. 27, 2011
Sales price			12,500,000
Multifamily | Summer Tree (Dallas/Ft. Worth, TX)
Total units			232	[1]
Effective disposal date			Sep. 27, 2011
Sales price			8,700,000
Commercial
Property revenues:
Total revenues	62,084,000		77,850,000		80,015,000
Commercial | Colonial Promenade Alabaster (Birmingham, AL)
Square feet	219,000	[1]
Effective disposal date	Oct. 24, 2012
Sales price	37,400,000
Commercial | Colonial Center Town Park 400 (Orlando, FL)
Square feet			176,000	[1]
Effective disposal date			Nov. 10, 2011
Sales price			23,900,000
Commercial | Brookwood Village Center (Birmingham, AL)
Square feet			88,000	[1]
Effective disposal date			Sep. 23, 2011
Sales price			$ 8,000,000

[1]	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.